Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 5: Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31, 2013 and 2012:

	At December 31,
	2013	2012
	(In millions)
Land and land improvements	$98.9	$98.3
Buildings and leasehold improvements	192.2	197.1
Machinery, equipment and other	345.4	334.5
Construction in progress	2.4	7.0

Total	638.9	636.9
Less: Accumulated depreciation	(197.2)	(164.6)

Net property, plant and equipment	$441.7	$472.3

The Company recorded $3.2 million, $1.0 million, and $7.8 million of impairment charges in 2013, 2012 and 2011, respectively, related to fixed assets. The impairment charges recorded in 2013, 2012 and 2011 related to certain assets held for sale in order to recognize the assets at their fair value less cost to sell in accordance with FASB ASC 360-10-35-43, “Property, Plant and Equipment—Other Presentation Matters.” The fair values of each property were determined based on appraisals obtained from a third party, pending sales contracts or recent listing agreements with third party brokerage firms. The Company had $4.7 million and $3.6 million of assets held for sale, classified within “Prepaid expenses and other assets” as of December 31, 2013 and 2012, respectively.